Capital Structure and Financial Matters	3 Months Ended
Mar. 31, 2021
Capital Structure and Financial Matters
Capital Structure and Financial Matters

Note 6. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

The following are changes in the Company’s share capital for the period ended March 31,2021:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2020	16,198,668	16,198
Capital increase at February 9, 2021 for initial public offering	3,000,000	3,000
Share capital, March 31, 2021	19,198,668	19,198